DECOMMISSIONING LIABILITIES - Narrative (Details) - Provision for decommissioning liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Undiscounted liabilities	$ 94,600	$ 97,900
Inflation rate	2.00%	2.00%
Revisions on estimates	$ 3,210	$ (2,292)
Bottom of range
Disclosure of other provisions [line items]
Risk-free interest rate	1.66%	0.83%
Top of range
Disclosure of other provisions [line items]
Risk-free interest rate	2.20%	2.34%